5A. Receivable From Former Chairman and Chief Executive Officer	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
5A. Receivable From Former Chairman and Chief Executive Officer

Pursuant to an investigation directed by the Company’s Board of Directors (“Board”) in March 2012, it was determined that Paul Feller, the Company’s former chairman and Chief Executive Officer (“CEO”), received $640,000 in December 2010 in connection with a sale of the Company’s common stock he arranged with outside investors and he caused 25,400 shares of common stock to be issued directly by the Company while Mr. Feller kept the cash proceeds (the “European Transactions”). Accordingly, the Company recorded a gross receivable of $640,000 from Mr. Feller in connection with the European Transactions. Mr. Feller resigned from the Company on June 28, 2012. During 2012, it was determined that Mr. Feller kept in his possession a vintage automobile that the Company paid $38,100 for, increasing his receivable to $678,100.

As of December 31, 2012, this receivable of $678,100 was increased by $71,946, which is the value of 3,787 shares owed by Mr. Feller to the Company at the $19.00 closing price of common stock on December 31, 2012, along with $4,622 of personal expenses for Mr. Feller paid with Company funds. This receivable of $754,668 was presented net of the offset of $538,515 of the receivable related to stock issuance (see below), $30,540 of approved business expenses and $113,667 in deferred salary. As of December 31, 2013, this receivable was reduced to $2,020, which is the value of the 673 shares owed by Mr. Feller to the Company at the $3.00 closing price of the Company’s shares as of December 31, 2013.

These impacts are summarized as follows:

	December 31,	December 31,
	2013	2012
Gross receivable
Sale of Company common stock, net proceeds retained by Mr. Feller	$640,000	$640,000
Value of 3,787 shares of common stock owed by Mr. Feller to the Company valued at December 31, 2012 price of $19.00 and 673 shares valued at December 31, 2013 price of $3.00	2,020	71,946
Vintage automobile retained by Mr. Feller	38,100	38,100
Other	4,622	4,622
Total	684,742	754,668

Offsets to receivable
Deferred salary	(113,667)	(113,667)
Expense reports submitted and approved	(30,540)	(30,540)
Net amount owed	540,535	610,461

Write off receivable based on stock offsets (a)	(538,515)	(538,515)
Net receivable	$2,020	$71,946

Pursuant to a Separation and Release Agreement dated June 28, 2012 and signed by Mr. Feller on August 9, 2012 (“Separation Agreement”), Mr. Feller agreed to waive his rights to any deferred salary prior to October 1, 2011. Accordingly, the amount of deferred salary eligible for an offset to the gross receivable was reduced from $398,790 at December 31, 2011 to $113,667 at December 31, 2012, which is $125,000 in deferred salary between October 1, 2011 and June 28, 2012, less $11,333 paid in salary during that period. In addition, Mr. Feller did not submit expense reports to support the $133,770 of expenses in the time provided for in the Separation Agreement, so that amount was removed as an offset to his receivable as of December 31, 2012.

This offset of the $538,515 receivable from Mr. Feller resulted from the decision by the Company to treat 21,613 shares of stock owed to Mr. Feller from 2008 and 2009 that were approved by the Board but never issued, as having been satisfied when he had the Company issue 25,400 shares of stock in connection with the European Transactions.

The 21,613 shares were due to Mr. Feller as payment for $2,768,652 in accrued salary, interest, vacation and rental payments for 2008, 2009 and prior years, and repayment of $729,439 of outstanding loans made by Mr. Feller to the Company in those periods. The Company is satisfied that it properly recorded and disclosed the 2008 and 2009 transactions in its financial reports filed with the SEC and the only adjustment needed was to reduce shares outstanding as of December 31 2012 by these 21,613 shares. The Company has accrued the employer taxes on this taxable income as of December 31, 2012. While Mr. Feller was owed 21,613 shares from 2008 and 2009, he had the Company issue 25,400 shares related to the European Transactions, leaving a balance due to the Company of 3,787 shares. In consideration for a legal judgment paid by Mr. Feller, the Company agreed to reduce the number of shares of common stock owed by him to the Company from 3,787 shares to 673 shares.

As of December 31, 2013, the Company had recorded an accrued expense of $375,000 pursuant to Mr. Feller’s consulting agreement that provides for $62,500 per quarter through June 30, 2014, subject to certain conditions. These consulting payments were conditioned on the Company raising $2,000,000 of equity and that Mr. Feller provide consulting services under this agreement at the direction of the Company’s board of directors. Given that the Company has not raised this amount of equity and given that Mr. Feller has not provided any consulting services to the Company, the Company elected to reverse this accrued expense, resulting in a gain of $375,000.